STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury share, at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total equity [Member]	Non-controlling interest [Member]	Total
Balance at Dec. 31, 2022	$ 732	$ 498,168	$ (303,299)	$ (4,844)	$ 141,402	$ 332,159	$ 36,284	$ 368,443
Balance, shares at Dec. 31, 2022	44,306,891
Repurchase of ordinary shares	$ 0	0	(62,450)	0	0	(62,450)	0	(62,450)
Repurchase of ordinary shares, shares	(3,361,965)
Issuance of shares upon exercise of share options and vesting of restricted shares units	$ 10	361	0	0	0	371	0	371
Issuance of shares upon exercise of share options and vesting of restricted shares units,shares	753,950
Share-based compensation	$ 0	30,680	0	0	0	30,680	2,899	33,579
Other comprehensive income, net of tax	0	0	0	4,921	0	4,921	0	4,921
Net income	0	0	0	0	(21,590)	(21,590)	0	(21,590)
Balance at Dec. 31, 2023	$ 742	529,209	(365,749)	77	119,812	284,091	39,183	323,274
Balance, shares at Dec. 31, 2023	41,698,876
Repurchase of ordinary shares	$ 0	0	(839)	0	0	(839)	0	(839)
Repurchase of ordinary shares, shares	(52,688)
Issuance of shares upon exercise of share options and vesting of restricted shares units	$ 12	(9)	0	0	0	3	0	3
Issuance of shares upon exercise of share options and vesting of restricted shares units,shares	908,414
Share-based compensation	$ 0	25,954	0	0	0	25,954	1,619	27,573
Other comprehensive income, net of tax	0	0	0	1,026	0	1,026	0	1,026
Net income	0	0	0	0	6,038	6,038	0	6,038
Balance at Dec. 31, 2024	$ 754	555,154	(366,588)	1,103	125,850	316,273	40,802	$ 357,075
Balance, shares at Dec. 31, 2024	42,554,602							42,554,602
Repurchase of ordinary shares	$ 0	0	(10,973)	0	0	(10,973)	0	$ (10,973)
Repurchase of ordinary shares, shares	(459,778)
Issuance of shares upon exercise of share options and vesting of restricted shares units	$ 16	(16)	0	0	0	0	0	0
Issuance of shares upon exercise of share options and vesting of restricted shares units,shares	1,051,147
Share-based compensation	$ 0	23,514	0	0	0	23,514	521	24,035
Other comprehensive income, net of tax	0	0	0	290	0	290	0	290
Net income	0	0	0	0	20,257	20,257	0	20,257
Balance at Dec. 31, 2025	$ 770	$ 578,652	$ (377,561)	$ 1,393	$ 146,107	$ 349,361	$ 41,323	$ 390,684
Balance, shares at Dec. 31, 2025	43,145,971							43,145,971